Financial Instruments - Separate Accounts Fair Value (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	$ 4,331.5		$ 3,972.5
Fair Value, Measurements, Recurring | Level 1
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	1,049.3	[1]	914.8	[1]
Fair Value, Measurements, Recurring | Level 2
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	3,074.9	[1]	2,941.5	[1]
Fair Value, Measurements, Recurring | Level 3
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	2.9	[1]	0.6	[1]
Fair Value, Measurements, Recurring | Estimate of Fair Value Measurement [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	4,127.1	[1]	3,856.9	[1]
Cash and Cash Equivalents [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	204.4		115.6
Debt Securities [Member] | Fair Value, Measurements, Recurring | Level 1
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	876.0		726.4
Debt Securities [Member] | Fair Value, Measurements, Recurring | Level 2
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	2,495.0		2,227.0
Debt Securities [Member] | Fair Value, Measurements, Recurring | Level 3
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	2.9		0.6
Debt Securities [Member] | Fair Value, Measurements, Recurring | Estimate of Fair Value Measurement [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	3,373.9		2,954.0
Equity Securities [Member] | Fair Value, Measurements, Recurring | Level 1
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	173.3		188.4
Equity Securities [Member] | Fair Value, Measurements, Recurring | Level 2
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	5.7		3.3
Equity Securities [Member] | Fair Value, Measurements, Recurring | Level 3
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	0		0
Equity Securities [Member] | Fair Value, Measurements, Recurring | Estimate of Fair Value Measurement [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	179.0		191.7
Derivatives [Member] | Fair Value, Measurements, Recurring | Level 1
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	0		0
Derivatives [Member] | Fair Value, Measurements, Recurring | Level 2
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	0.2		0.8
Derivatives [Member] | Fair Value, Measurements, Recurring | Level 3
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	0		0
Derivatives [Member] | Fair Value, Measurements, Recurring | Estimate of Fair Value Measurement [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	0.2		0.8
Common/collective trusts | Fair Value, Measurements, Recurring | Level 1
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	0		0
Common/collective trusts | Fair Value, Measurements, Recurring | Level 2
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	574.0		710.4
Common/collective trusts | Fair Value, Measurements, Recurring | Level 3
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	0		0
Common/collective trusts | Fair Value, Measurements, Recurring | Estimate of Fair Value Measurement [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts Assets	$ 574.0		$ 710.4

[1]	Excludes $204.4 million and $115.6 million of cash and cash equivalents and other receivables at December 31, 2014 and 2013, respectively.